Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSSES) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share

	For the year ended December 31,
	2015	2016	2017
Numerator:
Net income attributable to Changyou.com Limited	$212,784	$144,947	$108,834
Numerator for basic earnings per share	212,784	144,947	108,834
Numerator for diluted earnings per share	212,784	144,936	108,838
Denominator:
Weighted average number of ordinary shares outstanding — basic	104,924	104,560	105,188
Incremental shares from treasury stock method	838	1,718	1,382

Weighted average number of ordinary shares outstanding — diluted	105,762	106,278	106,570

Basic net income per share	$2.03	$1.39	$1.03
Diluted net income per share	$2.01	$1.36	$1.02